UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	September 30, 2018

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares	$ Value
COMMON STOCKS 96.0%		
CONSUMER DISCRETIONARY 11.1%		
Automobiles 0.4%		
Tesla (1)	9,800	2,595
		2,595
Hotels, Restaurants & Leisure 3.7%		
McDonald's	42,400	7,093
MGM Resorts International	229,100	6,394
Yum! Brands	88,707	8,064
		21,551
Internet & Direct Marketing Retail 3.7%		
Amazon.com (1)	6,947	13,915
Booking Holdings (1)	3,949	7,835
		21,750
Media 1.3%		
Walt Disney	64,100	7,496
		7,496
Multiline Retail 1.0%		
Dollar General	52,042	5,688
		5,688
Specialty Retail 1.0%		
Home Depot	30,016	6,218
		6,218
Total Consumer Discretionary		65,298
CONSUMER STAPLES 4.0%		
Food Products 1.6%		
Conagra Brands	35,000	1,189
Mondelez International, Class A	189,126	8,125
		9,314

Household Products 1.4%		
Kimberly-Clark	73,600	8,364
		8,364
Tobacco 1.0%		
Philip Morris International	69,478	5,665
		5,665
Total Consumer Staples		23,343
ENERGY 5.5%		
Energy Equipment & Services 1.6%		
Schlumberger	157,100	9,570
		9,570
Oil, Gas & Consumable Fuels 3.9%		
Exxon Mobil	184,220	15,663
TransCanada	170,027	6,879
		22,542
Total Energy		32,112
FINANCIALS 14.3%		
Banks 6.8%		
JPMorgan Chase	93,531	10,554
KeyCorp	336,570	6,694
PNC Financial Services Group	62,700	8,539
US Bancorp	272,119	14,371
		40,158
Capital Markets 2.0%		
Charles Schwab	91,826	4,514
Intercontinental Exchange	93,553	7,006
		11,520
Insurance 5.5%		
American International Group	127,745	6,801
Chubb	55,908	7,471
Marsh & McLennan	104,083	8,610

Willis Towers Watson	68,935	9,716
		32,598
Total Financials		84,276
HEALTH CARE 18.4%		
Biotechnology 1.0%		
Alexion Pharmaceuticals (1)	41,000	5,699
		5,699
Health Care Equipment & Supplies 7.3%		
Becton Dickinson & Company	45,890	11,977
Danaher	100,762	10,949
Medtronic	137,259	13,502
Stryker	36,400	6,468
		42,896
Health Care Providers & Services 3.6%		
CVS Health	105,650	8,317
UnitedHealth Group	49,265	13,106
		21,423
Life Sciences Tools & Services 2.5%		
Agilent Technologies	114,170	8,054
Thermo Fisher Scientific	27,685	6,757
		14,811
Pharmaceuticals 4.0%		
Johnson & Johnson	79,200	10,943
Pfizer	282,700	12,459
		23,402
Total Health Care		108,231
INDUSTRIALS & BUSINESS SERVICES 9.1%		
Aerospace & Defense 1.7%		
Northrop Grumman	31,200	9,902
		9,902

Air Freight & Logistics 0.5%		
FedEx	12,800	3,082
		3,082
Airlines 1.0%		
Delta Air Lines	100,400	5,806
		5,806
Building Products 0.9%		
Johnson Controls International	149,600	5,236
		5,236
Commercial Services & Supplies 1.9%		
Waste Connections	144,036	11,490
		11,490
Industrial Conglomerates 2.6%		
Honeywell International	92,227	15,347
		15,347
Machinery 0.5%		
Caterpillar	18,700	2,851
		2,851
Total Industrials & Business Services		53,714
INFORMATION TECHNOLOGY 21.7%		
Communications Equipment 1.5%		
Cisco Systems	180,678	8,790
		8,790
Electronic Equipment, Instruments & Components 1.5%		
Corning	260,300	9,188
		9,188
Internet Software & Services 4.3%		
Alphabet, Class C (1)	15,006	17,909
Facebook, Class A (1)	47,121	7,750
		25,659
IT Services 6.8%		
Accenture, Class A	40,307	6,860

Fidelity National Information Services	96,319	10,506
Fiserv (1)	106,334	8,760
Visa, Class A	92,186	13,836
		39,962
Semiconductors & Semiconductor Equipment 1.9%		
Broadcom	18,000	4,441
Texas Instruments	61,480	6,596
		11,037
Software 3.2%		
Microsoft	163,931	18,749
		18,749
Technology Hardware, Storage & Peripherals 2.5%		
Apple	64,797	14,627
		14,627
Total Information Technology		128,012
MATERIALS 3.3%		
Chemicals 3.3%		
Air Products & Chemicals	52,300	8,736
DowDuPont	169,100	10,875
Total Materials		19,611
REAL ESTATE 1.1%		
Real Estate Investment Trusts 1.1%		
American Tower, REIT	45,284	6,580
Total Real Estate		6,580
TELECOMMUNICATION SERVICES 2.2%		
Diversified Telecommunication Services 2.2%		
AT&T	394,300	13,241
Total Telecommunication Services		13,241
UTILITIES 5.3%		
Electric Utilities 3.8%		
Duke Energy	70,500	5,641
Eversource Energy	129,100	7,932

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2018, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

NOTE 3 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018